CONVERTIBLE PROMISSORY NOTES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
CONVERTIBLE PROMISSORY NOTES
CONVERTIBLE PROMISSORY NOTES

NOTE 7 – CONVERTIBLE PROMISSORY NOTES

During January 2026, the Company issued the January 2026 Notes pursuant to which it could receive proceeds up to $5,340. The January 2026 Notes bear interest of 5% per annum and mature on either August 1, 2028 or January 1, 2029. The January 2026 Notes provide the holders with certain conversion features including: a mandatory conversion upon a qualified financing event, an optional conversion upon a non-qualified financing event and an optional conversion upon an acquisition of the Company.

Concurrently with the issuance of the January 2026 Notes, the Company entered into a partnership agreement with a note holder. Pursuant to the partnership agreement, the Company may receive up to $2,240 in total consideration. The deliverables of the partnership agreement coincide with payments to the Company on the convertible note. Deliverables under the partnership agreement are aligned with, and contingent upon, funding milestones under the convertible note, which provide for up to $1,340 in aggregate principal funding to the Company of which $300 in proceeds have been received as of March 31, 2026, with an issuance cost of $37. The note holder had the option to request funding in part or in full. Subsequently, on May 18, 2026, the Company received the remaining proceeds of $1,040. In addition, the partnership agreement includes up to $900 of consideration for the performance of research and development services to the note holder.

The following table shows the components of the Company’s indebtedness (in thousands):

Three Months Ended
March 31, 2026
Convertible promissory notes principal balance	$4,300
Change in fair value	300
Total convertible promissory notes, at fair value	$4,600

Note 6 - CONVERTIBLE PROMISSORY NOTES

The following table shows the components of the Company’s indebtedness (in thousands):

	Year ended December 31,
	2025	2024
Convertible promissory notes principal balance	$10,000	$—
Financing costs related to issuance of convertible promissory notes	4,500	—
Change in fair value	4,389	—
Total convertible promissory notes, at fair value	$18,889	$—

On August 1, 2025, the Company entered into a total of $10,000 the August 2025 Notes with existing investors. The August 2025 Notes bear interest of 15% per annum, compounded monthly, and mature on August 1, 2028. The accrued interest is included in the fair value estimate of the August 2025 notes liability. No payments are due until maturity. The Notes principal and interest are convertible into the most senior preferred security at the time of conversion. The Notes provide the holders with certain conversion features including: a mandatory conversion upon a qualified financing event, an optional conversion upon a non-qualified financing event and an optional conversion upon an acquisition of the Company.

The August 2025 notes include an automatic conversion event in connection with a qualified financing event. The principal amount and any unpaid interest on the Note will automatically be converted into shares of the same class and type of securities issued in the qualified financing. The number of shares issued will be calculated by dividing the greater of either i) 110% of the original Note or ii) the total outstanding principal and accrued interest of the Note, by 50% of the cash price per share paid by investors in the qualified financing (excluding conversions of Notes or other convertible instruments). This resulting share total will be rounded down to the nearest whole number of shares, and the conversion price per share will not exceed $34.0131.

A “qualified financing” means the issuance and sale, in a single transaction or series of related transactions, of the Company’s equity securities resulting in aggregate proceeds to the Company of equal to or more than twenty million dollars (including the conversion of the Notes, less any Interest) in exchange for cash. The mandatory conversion feature upon a qualified financing event would automatically convert into stock of the same class and series (the “New Equity”) of the Company’s securities that is issued by the Company in the qualified financing. A “non-qualified financing” means the issuance and sale, in a single transaction or series of related transactions of the Company’s equity securities resulting in aggregate proceeds to the Company of less than twenty million dollars (including the conversion of the Notes, less any Interest) in exchange for cash. An “acquisition event” means a Deemed Liquidation Event as defined in the Company’s Certificate of Incorporation, as amended from time to time.